Note 5 - Revenues (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2			2
Revenue from Contract with Customer, Excluding Assessed Tax	$ 83,545	$ 83,795
Accounts Receivable, Allowance for Credit Loss	200	300
Contract with Customer, Asset, after Allowance for Credit Loss	541	582	$ 567
Contract with Customer, Liability	$ 3,500	$ 3,500
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	24.00%	12.00%
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 46,010	$ 45,922
Accounts Receivable, after Allowance for Credit Loss	$ 8,800	$ 7,500	8,400
Waste Management Services [Member] | Maximum [Member]
Contract Term (Year)	1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	55.00%	55.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	2	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	26.00%	14.00%
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 37,535	$ 37,873
Number of Golf Courses	4
Membership Agreement, Term	1 year
Accounts Receivable, after Allowance for Credit Loss	$ 1,000	$ 1,100	1,100
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	45.00%	45.00%
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	0
Salt Water Injection Wells [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 0
Customer Advance Deposits [Member]
Contract with Customer, Liability	$ 1,688	$ 1,565	$ 1,223